CONCENTRATION	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
CONCENTRATION
CONCENTRATION

16.   CONCENTRATION

Major Suppliers

For the three months ended December 31, 2022, three suppliers accounted for approximately 19.7%, 12.0% and 11.8% of the total costs of revenue. For the nine months ended December 31, 2022, two suppliers accounted for approximately 20.3% and 12.0% of the total cost of revenues.

For the three months ended December 31, 2021, two suppliers accounted for approximately 35.1%, 19.8% of the total costs of revenue from continuing operations of the Company. For the nine months ended December 31, 2021, three suppliers accounted for approximately 30.1%, 18.1% and 16.9% of the total cost of revenues from continuing operations of the Company.

For the three and nine months ended December 31, 2021, one supplier accounted for approximately 18.1% and 17.4% of the total costs of revenue from discontinued operations of the Company.

16.   CONCENTRATION

Major Suppliers

For the year ended March 31, 2022, three suppliers accounted for approximately 25.43%,14.97%, and 14.17% of the total costs of revenue from continuing operations of the Company, and one supplier accounted for approximately 18.18% of the total cost of revenues for discontinued operations of the Company.